LEASES (Details 4) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
LEASES
December 31, 2023	$ 116,933
December 31, 2024	111,956
Total Minimum Lease Payments	228,889
Less: Interest	(23,711)
Present Value Of Lease Obligations	205,178
Less: Current Portion	99,259	$ 15,178
Long-term Portion Of Lease Obligations	$ 105,919